Warrant Liability (Tables)	3 Months Ended
Mar. 31, 2014
Warrant Liability [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The inputs to the model were as follows:

	March 31, 2014	December 31, 2013

Stock Price	$10.55	$8.55
Dividend Yield	N/A	N/A
Risk-free rate	0.90%	0.78%
Expected Term	2.77	2.97
Expected Volatility	44.74	44.69

Schedule Of Fair Value Of Warrant Liability [Table Text Block]
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance - December 31, 2013	$18,280
Fair value adjustment	8,880
Balance - March 31, 2014	$27,160